Commitments and Contingencies Commitments and Contingencies - Schedule of Change in Asset Retirement Obligation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 27, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at September 28, 2012	$ 57
Transfer to Mallinckrodt	(47)
Balance at September 27, 2013	$ 10